Other Receivables, Net (Restated) (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Receivables [Abstract]
Allowances for doubtful accounts	$ 10,000,000		$ 10,000,000
Proceeds from sale of other receivables		$ 1,763